FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Currency risk (Details) - Currency risk	3 Months Ended
Sep. 30, 2023 USD ($)
Currency risk
Foreign currency	$ (5,353,860)
Percentage of that a devaluation or an appreciation of the US Dollar other currencies	10.00%
Effect in profit and loss due to designate devaluation or appreciation of US dollar	$ 500,000